Taxation - Summary of tax relating to components of other comprehensive income or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax on fair value movements:
Tax credit/(charge) on fair value movements	$ 29	$ (10)	$ 1
Tax (charge)/credit on remeasurement gains/(losses) on pension and post-retirement healthcare plans	(41)	(22)	152
Deferred tax relating to components of other comprehensive income for the year (note 15)	$ (12)	$ (32)	$ 153